Schedule of Deferred Sales Inducement Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Movement in Deferred Sales Inducements
Balance, beginning of year	$ 1,737	$ 1,717	$ 2,019
Sales inducements deferred	242	381	409
Amortization charged to income	112	(604)	(465)
Effect of unrealized gains and losses	(32)	243	(246)
Balance, end of year	$ 2,059	$ 1,737	$ 1,717